Note 3 - Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	December 31,
	2023	2022
	A$	A$
Raw materials	261,753	1,758,073
Work in progress	273,965	646,161
Finished goods	3,842,215	737,947
	4,377,933	3,142,181